Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (111,377)	[1]	$ (43,541)	$ (8,759)
Statutory rate	35.00%	[1]
Income tax benefit computed at statutory rate	(38,982)	[1]
Reconciling items:
Non-deductible pre-IPO loss	13,264	[1]
State income taxes	(39)	[1]
Other, net	71	[1]
Change in tax status	97,609	[1]
Gain on acquisition of Eclipse Operating	(124)	[1]
Income tax expense	$ 71,799	[1]

[1]	For the 2014 and 2013 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.